Schedule of Goodwill (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance				$ 6,058,000	$ 6,058,000	$ 19,266,276
Acquisition
Impairment	$ 0	$ 0	$ 0	$ 0	(6,058,000)	(13,208,276)
Ending balance						$ 6,058,000